ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Assets Acquired

The fair value of the assets acquired in business combinations in the year ended December 31, 2010 is as follows (in thousands):

Cash paid, net of cash acquired	$6,387
Liabilities assumed	463
Goodwill recognized	(5,407)

Fair value of assets acquired	$1,443

The fair value of the assets acquired in business combinations in the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired	$57,228
Liabilities assumed	6,159
Noncontrolling interest	17,063
Goodwill recognized	(62,917)

Fair value of assets acquired	$17,533

Pro Forma Summary

The following pro forma summary presents consolidated information as if the business combinations had occurred on January 1, 2010 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2010	2011
Revenue	$919,581	$992,247
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$(9,136)	$7,115

The following pro forma summary presents consolidated information as if the business combination had occurred on January 1, 2011 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2011	2012
Revenue	$1,016,125	$1,088,378
Net income attributable to Bright Horizons Family Solutions Inc.	$4,804	$10,329

Allocation of Preliminary Purchase Price

The purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets, primarily customer relationships	6,004
Goodwill (non-deductible)	45,723

Total assets acquired	123,663
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(1,720)

Total liabilities assumed	(12,902)

Purchase price	$110,761

The preliminary purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets	6,004
Goodwill	45,723

Total assets acquired	123,663
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(1,720)

Total liabilities assumed	(12,902)

Purchase price	$110,761